The Company (Details Textual) - USD ($)		1 Months Ended		6 Months Ended
	Feb. 09, 2017	Feb. 15, 2017	Feb. 08, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			6,283,237
Common Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001		$ 0.001
Proceeds from Issuance Initial Public Offering				$ 13,000,000	$ 0
IPO [Member]
Stock Issued During Period, Shares, New Issues	2,600,000
Shares Issued, Price Per Share	$ 5.00
Fees and Commissions	$ 11,200,000	$ 11,100,000
Proceeds from Issuance Initial Public Offering	$ 13,000,000